Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	As of June 30, 2024 and December 31, 2023, intangible assets, net consisted of the following:
	June 30,	December 31,
	2024	2023
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(26,533)	(20,793)
Total intangible assets, net	38,267	44,007

Schedule of Amortization Amount of Intangible Asset	The following is an estimated, by fiscal years, of amortization amount of intangible asset:
Year ending December 31,
2024 (remaining 6 months)	$5,740
2025	11,480
2026	11,480
2027	9,567
Total	$38,267